Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
Amortization expense	$ 0	$ 257,011	$ 7,571,156	$ 771,028	$ 4,008,693	$ 1,298,333